Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000000115 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
C000000115 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
C000000115 [Member] | XPO Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000000115 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000000115 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000000115 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000000115 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000000115 [Member] | Twilio Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000000115 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000000115 [Member] | Everpure Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000000115 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000115 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000000115 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000000115 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000000115 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000115 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000000115 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000000115 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000000115 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000000115 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000000115 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000115 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172470 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
C000172470 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[2]
C000172470 [Member] | XPO Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000172470 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000172470 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000172470 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000172470 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000172470 [Member] | Twilio Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000172470 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000172470 [Member] | Everpure Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000172470 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000172470 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000172470 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000172470 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000172470 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000172470 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000172470 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000172470 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000172470 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000172470 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000172470 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000172470 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.